Acquisitions and divestitures	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Acquisitions and divestitures

3. Acquisitions and divestitures

(1) ORIX Corporation Europe N.V. acquisition

On July 1, 2013, the Company acquired approximately 90.01% of the total voting equity interests of ORIX Corporation Europe N.V. (Head office: Rotterdam, the Netherlands, hereinafter, “ORIX Europe”, one of the Company’s subsidiaries, has changed its name from Robeco Groep N.V. on January 1, 2018) from Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Head office: Utrecht, the Netherlands). As a result, ORIX Europe has become a consolidated subsidiary of the Company. Furthermore, the Company acquired additional voting equity interests of ORIX Europe during fiscal 2017. Therefore, ORIX Europe has become the Company’s wholly owned subsidiary. ORIX Europe is a holding company of global asset management companies which offer a mix of investment solutions in a broad range of strategies to institutional and private investors worldwide.

In accordance with the share purchase agreement, the Company agreed to pay contingent consideration depending on the future performance of a certain section of asset management business for each of ORIX Europe’s fiscal years until the fiscal year ending in December 2015. The estimated fair value of such contingent consideration was ¥5,176 million, which is included in the total consideration transferred. During fiscal 2017, the Company settled ¥2,398 million which had been included in trade notes, accounts and other payable in the Company’s consolidated balance sheets as of March 31, 2016.

(2) Other acquisitions

During fiscal 2016, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥51,786 million, which was paid mainly in cash. In accordance with the finalization of purchase price allocation during fiscal 2017, the amount of goodwill was ¥34,319 million and the goodwill is not deductible for tax purposes. The amount of acquired intangible assets other than goodwill was ¥11,238 million. The acquisitions were mainly included in the Investment and Operation segment and the Overseas Business segment.

During fiscal 2017, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥97,090 million, which was paid mainly in cash. In accordance with the finalization of purchase price allocation during fiscal 2018, the amount of goodwill was ¥33,370 million and the goodwill is not deductible for tax purposes. The amount of acquired intangible assets other than goodwill was ¥35,559 million. The acquisitions were included in the Investment and Operation segment and the Overseas Business segment.

During fiscal 2018, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥71,840 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥42,933 million and the goodwill is not deductible for tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥40,008 million. The Company reflected certain preliminary estimates with respect to the fair value of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets other than goodwill could possibly be adjusted because certain of these acquisitions were made near the fiscal year-end and the purchase price allocations have not been completed yet. The acquisitions were included in the Overseas Business segment, the Investment and Operation segment and Maintenance Leasing segment.

The Company recognized a bargain purchase gain of ¥5,802 million associated with one of its acquisitions for fiscal 2017. The purchase price allocation was finalized for the three months ended June 30, 2017. The Company did not recognize any bargain purchase gain associated with the purchase price allocation during the three months ended June 30, 2017. The Company did not recognize any bargain purchase gain during fiscal 2016 and 2018.

The segment in which goodwill is allocated is disclosed in Note 13 “Goodwill and Other Intangible Assets.”

(3) Divestitures

Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2016, 2017 and 2018 amounted to ¥57,867 million, ¥63,419 million and ¥49,203 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2016 mainly consisted of ¥47,994 million in the Overseas Business segment and ¥9,145 million in the Investment and Operation segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2017 mainly consisted of ¥30,583 million in the Overseas Business segment, ¥29,378 million in the Investment and Operation segment, and ¥2,234 million in the Corporate Financial Services segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2018 mainly consisted of ¥31,774 million in the Investment and Operation segment, ¥15,408 million in the Overseas Business segment, and ¥2,028 million in the Corporate Financial Services segment. The details of significant divestitures are as follows.

During fiscal 2016, ORIX USA Corporation (hereinafter, “ORIX USA”, one of the Company’s subsidiaries, has changed its name to ORIX Corporation USA on June 1, 2018), a wholly owned subsidiary of the Company, sold 14.7% of its shares of Class A common stock of Houlihan Lokey, Inc. (hereinafter, “Houlihan Lokey”), a subsidiary of ORIX USA, through the initial public offering (hereinafter, “IPO”), concurrently allotting its shares to Houlihan Lokey’s management and other employees. ORIX USA retained a 33.0% interest in Houlihan Lokey’s Class B common stock and thus Houlihan Lokey became an equity method investee during fiscal 2016. The partial sale of the ownership interest resulted in a gain of ¥10,498 million, and the remeasurement of the retained interest to its fair value due to a loss of control resulted in a gain of ¥29,087 million, both of which were included in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2016. The fair value of the retained interest was remeasured based on the sale price in the IPO.

During fiscal 2017, gains on the sale of a subsidiary that runs the automotive supply wholesale business of ORIX USA were included in the amount of ¥30,583 million of gains on sales of subsidiaries and affiliates and liquidation losses, net in the Overseas Business segment.